Property and Equipment, net - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	$ 1,233	$ 1,001
Less - accumulated depreciation	(508)	(376)
Property and equipment, net	725	625
Computer and software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	498	350
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	376	307
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	$ 359	$ 344